Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 116,511,114	[1]
Previously Paid Amount
Total Fee Amount	17,838
Total Offset Amount
Net Fee	$ 17,838

[1]	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.0001 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.